SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Movie production	$ 686,892	$ 648,337
Books and periodicals	68,392	258,497
Food and beverage		48,677
Merchandise		45,350
Consumables		1,116
Total inventories	$ 755,284	$ 1,001,977	[1]

[1]	Restatement details in Note 2